INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ 8,733	$ 13,897
Trade Receivables
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	11,527	21,389
Other Receivables
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	7,579	0
Other Assets
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates	$ 7,753	$ 9,314